Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Australia - 3.5%
BlueScope Steel Ltd.	572,600	$ 10,154,099
Charter Hall Group, REIT	553,232	6,611,034
Omni Bridgeway Ltd. (A)	2,308,769	5,859,704
Senex Energy Ltd. (A)	1,265,999	2,957,975

		25,582,812

Austria - 0.9%
ams AG (B)	349,300	6,674,704

Belgium - 7.4%
Barco NV	294,734	7,362,993
D’ieteren Group	133,508	21,398,439
Fagron	283,048	5,871,054
Groupe Bruxelles Lambert SA	100,227	11,661,331
Telenet Group Holding NV	204,800	7,686,441

		53,980,258

Denmark - 2.3%
Scandinavian Tobacco Group A/S, Class A (C)	485,628	9,948,688
Schouw & Co. A/S	62,067	6,640,554

		16,589,242

Finland - 1.3%
Kamux Corp.	127,300	2,627,567
Raisio OYJ, V Shares (A)	1,479,583	6,941,636

		9,569,203

France - 4.5%
Elis SA (B)	362,100	6,493,463
ICADE, REIT	72,900	6,663,766
Kaufman & Broad SA (A)	200,529	8,897,692
Rothschild & Co.	275,619	10,315,364

		32,370,285

Germany - 6.5%
Bertrandt AG	37,409	2,212,615
Borussia Dortmund GmbH & Co. KGaA (B)	440,600	3,200,073
DIC Asset AG	422,478	7,632,649
DWS Group GmbH & Co. KGaA (C)	91,100	4,296,954
Gerresheimer AG	116,500	12,164,239
Hamburger Hafen und Logistik AG	307,140	7,285,217
SAF-Holland SE (B)	449,400	6,258,600
Takkt AG	265,813	4,369,176

		47,419,523

Greece - 0.7%
Motor Oil Hellas Corinth Refineries SA (B)	293,951	4,724,319

Hong Kong - 2.8%
Great Eagle Holdings Ltd.	1,277,493	4,000,747
Kerry Logistics Network Ltd.	4,214,000	12,557,284
Pacific Textiles Holdings Ltd.	6,389,900	3,461,711

		20,019,742

Ireland - 5.2%
Bank of Ireland Group PLC (B)	1,593,500	8,453,831
C&C Group PLC (B)	1,740,785	5,729,832
Grafton Group PLC	362,000	6,458,289

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Greencore Group PLC (B)	1,666,200	$ 3,019,358
Smurfit Kappa Group PLC	246,010	13,878,402

		37,539,712

Italy - 2.3%
Danieli & C Officine Meccaniche SpA	146,990	2,699,198
doValue SpA (C)	378,900	4,343,590
Prysmian SpA	273,352	9,800,590

		16,843,378

Japan - 27.6%
Aida Engineering Ltd.	354,000	3,273,545
Air Water, Inc. (A)	349,600	5,226,239
Capcom Co. Ltd.	656,900	18,062,017
Denka Co. Ltd.	370,060	12,807,046
DTS Corp.	327,500	7,905,009
Fuji Corp.	267,200	6,287,891
Furyu Corp.	102,400	1,322,987
GMO internet, Inc. (A)	330,700	8,719,971
Hikari Tsushin, Inc.	29,400	5,090,042
Horiba Ltd.	135,300	9,299,235
Hosokawa Micron Corp.	55,000	3,126,974
Kaken Pharmaceutical Co. Ltd.	99,600	4,408,608
Kintetsu World Express, Inc.	568,600	13,855,395
Kumiai Chemical Industry Co. Ltd.	639,400	4,916,281
Kyushu Railway Co.	142,000	3,202,102
Matsumotokiyoshi Holdings Co. Ltd.	186,600	8,291,015
Meitec Corp.	96,500	5,450,609
Nakanishi, Inc.	544,200	11,298,853
Nextage Co. Ltd.	84,300	1,733,840
Nichiha Corp.	199,300	5,235,613
Nippon Parking Development Co. Ltd. (A)	2,670,800	3,786,807
Paramount Bed Holdings Co. Ltd.	219,100	3,916,218
PCA Corp. (A)	69,600	3,052,146
Rohto Pharmaceutical Co. Ltd.	202,500	5,338,526
Sanwa Holdings Corp.	1,023,000	12,449,266
Shinoken Group Co. Ltd.	384,200	4,486,038
Square Enix Holdings Co. Ltd.	236,200	12,255,642
Takasago Thermal Engineering Co. Ltd.	286,000	5,253,234
Token Corp.	75,200	6,788,714
Wakita & Co. Ltd.	320,500	2,998,884

		199,838,747

Netherlands - 6.0%
ASM International NV	65,300	23,175,623
Euronext NV (C)	63,980	7,117,529
Intertrust NV (B) (C)	489,100	8,075,146
Van Lanschot Kempen NV, CVA	191,100	4,907,888

		43,276,186

New Zealand - 0.3%
Pushpay Holdings Ltd. (A) (B)	1,978,900	2,346,379

Norway - 1.1%
ABG Sundal Collier Holding ASA	4,550,727	5,058,224
Kongsberg Gruppen ASA	112,500	3,222,107

		8,280,331

Philippines - 0.2%
Alliance Global Group, Inc.	7,062,700	1,435,571

Republic of Korea - 3.0%
Eugene Technology Co. Ltd.	267,809	10,630,905

Transamerica Funds	Page 1

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Interpark Corp.	508,919	$ 3,738,567
Value Added Technology Co. Ltd.	240,700	7,540,234

		21,909,706

Spain - 1.7%
Cia de Distribucion Integral Logista Holdings SA	439,764	9,479,536
Vidrala SA	24,700	2,971,057

		12,450,593

Sweden - 3.6%
Cloetta AB, B Shares	2,037,900	6,613,868
Dios Fastigheter AB	1,016,574	11,543,389
Nobina AB (C)	398,572	3,675,157
Trelleborg AB, B Shares	161,600	3,994,690

		25,827,104

Switzerland - 1.8%
Swissquote Group Holding SA	81,676	12,969,220

United Kingdom - 16.6%
Bellway PLC	306,400	13,989,406
Domino’s Pizza Group PLC	1,200,700	6,989,663
Equiniti Group PLC (B) (C)	2,833,300	7,049,538
Howden Joinery Group PLC	908,000	11,315,107
IG Group Holdings PLC	791,535	9,806,042
Inchcape PLC	396,700	4,685,718
Informa PLC (B)	1,126,127	7,737,977
Intermediate Capital Group PLC	331,235	9,981,936
International Personal Finance PLC (B)	1,409,050	2,922,202
Lancashire Holdings Ltd.	600,400	5,313,430
Oxford Metrics PLC (A)	783,000	1,175,440
Redde Northgate PLC	263,268	1,547,735
Redrow PLC	1,587,800	14,186,182
Rentokil Initial PLC	624,781	4,921,702
Savills PLC	589,500	9,415,053
Vectura Group PLC	1,120,800	2,364,912
Vistry Group PLC	416,600	6,905,462

		120,307,505

Total Common Stocks (Cost $516,778,725)		719,954,520

OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (D)	10,313,903	10,313,903

Total Other Investment Company (Cost $10,313,903)		10,313,903

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 0.00% (D), dated 07/30/2021, to be repurchased at $7,534,023 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $7,684,772.

$ 7,534,023	$ 7,534,023

Total Repurchase Agreement (Cost $7,534,023)	7,534,023

Total Investments (Cost $534,626,651)	737,802,446
Net Other Assets (Liabilities) - (1.7)%	(12,408,620)

Net Assets - 100.0%	$ 725,393,826

Transamerica Funds	Page 2

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	8.1%	$59,545,269
Household Durables	6.9	50,767,456
Semiconductors & Semiconductor Equipment	5.5	40,481,232
Real Estate Management & Development	5.0	37,077,876
Air Freight & Logistics	4.9	35,892,215
Entertainment	4.5	33,517,732
Distributors	3.5	26,084,157
IT Services	3.5	26,020,897
Food Products	3.1	23,215,416
Chemicals	3.1	22,949,566
Building Products	3.1	22,938,113
Health Care Equipment & Supplies	3.1	22,755,305
Diversified Financial Services	3.0	21,864,625
Trading Companies & Distributors	2.8	20,772,280
Machinery	2.6	19,382,298
Containers & Packaging	2.3	16,849,459
Electronic Equipment, Instruments & Components	2.3	16,662,228
Professional Services	2.1	15,738,370
Media	2.1	15,424,418
Commercial Services & Supplies	2.1	15,201,972
Banks	1.8	13,361,719
Equity Real Estate Investment Trusts	1.8	13,274,800
Life Sciences Tools & Services	1.7	12,164,239
Metals & Mining	1.4	10,154,099
Tobacco	1.4	9,948,688
Electrical Equipment	1.3	9,800,590
Specialty Retail	1.3	9,451,449
Road & Rail	1.1	8,424,994
Food & Staples Retailing	1.1	8,291,015
Internet & Direct Marketing Retail	1.1	8,107,743
Oil, Gas & Consumable Fuels	1.0	7,682,294
Transportation Infrastructure	1.0	7,285,217
Hotels, Restaurants & Leisure	0.9	6,989,663
Pharmaceuticals	0.9	6,773,520
Auto Components	0.9	6,258,600
Health Care Providers & Services	0.8	5,871,054
Beverages	0.8	5,729,832
Personal Products	0.7	5,338,526
Insurance	0.7	5,313,430
Software	0.6	4,227,586
Textiles, Apparel & Luxury Goods	0.5	3,461,711
Aerospace & Defense	0.4	3,222,107
Consumer Finance	0.4	2,922,202
Industrial Conglomerates	0.2	1,435,571
Leisure Products	0.2	1,322,987

Investments	97.6	719,954,520
Short-Term Investments	2.4	17,847,926

Total Investments	100.0%	$737,802,446

Transamerica Funds	Page 3

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$719,954,520	$—	$719,954,520
Other Investment Company	10,313,903	—	—	10,313,903
Repurchase Agreement	—	7,534,023	—	7,534,023

Total Investments	$10,313,903	$727,488,543	$—	$737,802,446

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,182,645, collateralized by cash collateral of $10,313,903 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,850,533. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $44,506,602, representing 6.1% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica International Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5